Hartford Schroders Core Fixed Income Fund Investment Strategy - Hartford Schroders Core Fixed Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in a portfolio of U.S. dollar-denominated, investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities. The Fund’s total return includes income earned on the Fund’s investments, plus capital appreciation, if any.Fixed income securities in which the Fund may invest include obligations of governments, government agencies or instrumentalities, supra-national issuers, or corporate issuers. They may pay fixed, variable, or floating interest rates and may include asset-backed securities, mortgage-backed securities (which may include “to be announced” (“TBA”) transactions, which are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement), inflation-indexed bonds, municipal securities, and other securities bearing fixed or variable interest rates of any maturity. The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents. At times, the Fund’s investments in municipal securities may be substantial depending on the outlook of Schroder Investment Management North America Inc. (“SIMNA” or the “Sub-Adviser”) on the market. The Fund may invest in fixed income securities of any maturity or duration. The Fund’s effective duration may vary over time depending on the Sub-Adviser’s assessment of market and economic conditions and other factors. Duration is a measure of a debt security’s price sensitivity to a given change in interest rates; effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on pre-payment rates. Duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates. Generally, the higher a debt security’s duration, the greater its price sensitivity to a change in interest rates. The Sub-Adviser may use derivatives, such as exchange-traded futures and options, for hedging, risk management, or investment purposes. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S.The Sub-Adviser’s decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. As part of its investment process, the Sub-Adviser seeks to identify mispriced securities and sectors. In analyzing the relative attractiveness of a particular security or sector, the Sub-Adviser assesses an issue’s historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Sub-Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors that the Sub-Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the Fund’s benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark. In addition, the Sub-Adviser integrates financially material environmental, social and governance (“ESG”) characteristics (where available for an issuer) into its investment process. ESG characteristics are one of several factors that contribute to the Sub-Adviser’s overall evaluation of the risk and return potential of an investment. The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.